PROPERTY, PLANT AND EQUIPMENT, NET (TABLES)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consist of the following:

	As of March 31,
	2014	2015
	$	$
At cost:
Machinery and equipment	11,933	12,027
Furniture and fixtures	437	441
Leasehold improvements	483	493
Motor vehicles	87	87

Total	12,940	13,048
Less: Accumulated depreciation and impairment	(11,727)	(11,954)

Property, plant and equipment, net	1,213	1,094